BALANCE SHEETS - USD ($)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Current Assets
Cash	$ 16,607	$ 80	$ 840
Total Current Assets	16,607	80	840
Total Assets	16,607	$ 80	840
Current Liabilities
Accounts payable and accrued expenses	173,115		46,720
Accounts payable to related party			24,857
Total current liabilities	$ 173,115		71,577
Convertible note payable, net of discount of $36,340 and $0, respectively.
Notes payable to related party			242,603
Total Liabilities	$ 173,115		$ 314,180
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Preferred stock, $0.01 stated value; 1,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding at March 31, 2015 and June 30, 2014, respectively	10,000		$ 0
Common stock, $0.01 par value; 20,000,000 shares authorized; 10,183,927 shares issued and outstanding at March 31, 2015 and June 30, 2014	10,184	$ 101,839	1,839
Stock subscriptions received	19,500
Additional Paid-in Capital	850,778	722,783	525,783
Accumulated Deficit	(1,046,970)	(824,542)	(840,962)
Total stockholders' equity (deficit)	(156,508)	80	(313,340)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 16,607	$ 80	$ 840